Property and Equipment, Net (Details) - Summary of Property and Equipment, Net - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization		$ (4,354)	$ (4,399)
Property and Equipment, Net	$ 10,678	10,731	12,437
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		841	909
Vehicles and Vehicle Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,457	3,120
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,253	1,260
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 11,534	$ 11,547